Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE:

NOTE 15 – LOSS PER SHARE:

Basic net loss per share is computed by dividing net loss attributable to ordinary shareholders of Xylo Technologies by the weighted average number of ordinary shares outstanding for the reporting periods.

Diluted net loss per share is computed by dividing the basic net loss per share including adjustment of the dilutive effect of the Company’s revaluation of warrants, by the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options using the treasury stock method.

The following table presents the numerator and denominator of the basic and diluted net loss per share computations:

	Year ended December 31,
	2024	2023	2022
Numerator (USD in thousands):
Net loss for the year attributable to Xylo Technologies	(6,027)	(16,025)	(9,815)

Denominator (in thousands):
Weighted average number of ordinary shares used for basic and diluted loss per share calculation	29,756	25,292	24,385

Net loss per share attributable to Xylo Technologies (USD):
Basic	(0.20)	(0.63)	(0.40)
Diluted	(0.20)	(0.63)	(0.40)